Share - based compensation - Stock Option Plan (Details) - Stock Options	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares) | shares	2,250,082	1,906,129
Granted | shares	2,666,457	554,122
Forfeited or expired | shares	(325,559)	(154,669)
Exercised | shares		(55,500)
Balance, end of year | shares	4,590,980	2,250,082
Exercisable, end of year | shares	1,909,963	1,349,450
Balance, beginning of year (in dollars per share) | $ / shares	$ 6.16	$ 6.51
Granted | $ / shares	2.61	4.99
Forfeited or expired | $ / shares	8.30	5.25
Exercised | $ / shares		5.93
Balance, end of year | $ / shares	3.94	6.16
Exercisable, end of year | $ / shares	$ 5.68	$ 6.19